Segment Information (Geographical Revenues and Income before Income Taxes) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Revenue	¥ 2,862,771	¥ 2,678,659	¥ 2,369,202
Robeco Groep N.V. | The Americas
Segment Reporting Information [Line Items]
Revenue	100,116	96,157	108,446
Robeco Groep N.V. | Other Countries
Segment Reporting Information [Line Items]
Revenue	¥ 87,100	¥ 76,012	¥ 76,726